UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

 Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2020

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Nasdaq Junior Biotechnology ETF

Ticker: IBBJ

Defiance Next Gen SPAC Derived ETF

Ticker: SPAK

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period of January 1, 2020 through December 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 42.12% and the NAV increased 42.01%, while the S&P 500®, a broad market index, increased 18.40% over the same period. The Fund’s Index increased 42.83%. Meanwhile, outstanding shares ended the period at 1,350,000.

For the current fiscal period, the largest positive contributor to return was Cerence, Inc., adding 3.79% to the return of the Fund, gaining 344.01% with an average weighting of 1.73%. The second largest contributor to return was Microstrategy, Inc., adding 2.00% to the return of the Fund, gaining 172.42% with an average weighting of 1.27%. The third largest contributor to return was NVIDIA Corporation, adding 1.62% to the return of the Fund, gaining 122.3% with an average weighting of 1.59%.

For the current fiscal period, the largest negative contributor to return was Raytheon Technologies Company, detracting 0.74% from the return of the Fund, declining 46.55% with an average weighting of 0.28%. The security contributing second-most negatively Western Digital Corporation, detracting 0.63% from the return of the Fund, and declining 32.37% with an average weighting of 1.02%. The third largest negative contributor to return was FLIR Systems, Inc., detracting 0.40% from the return of the Fund, and declining 29.16% with an average weight of 0.86%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the fiscal period of January 1, 2020 through December 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 29.74% and the NAV increased 29.77%, while the S&P 500®, a broad market index, increased 18.40% over the same period. The Fund’s Index increased 30.23%. Meanwhile, outstanding shares ended the period at 26,500,000.

For the current fiscal period, the largest positive contributor to return was QUALCOMM, Inc., adding 3.91% to the return of the Fund, gaining 77.00% with an average weighting of 5.58%. The second largest contributor to return was Marvell Technology Group, Ltd., adding 2.03% to the return of the Fund, gaining 80.23% with an average weighting of 2.70%. The third largest contributor to return was Xilinx, Inc., adding 1.94% to the return of the Fund, gaining 47.24% with an average weighting of 3.91%.

For the current fiscal period, the largest negative contributor to return was AT&T, Inc., detracting 0.90% from the return of the Fund, declining 21.38% with an average weighting of 2.59%. The security contributing second-most negatively Intelsat SA, detracting 0.86% from the return of the Fund, and declining 97.46% with an average weighting of 0.13%. The third largest negative contributor to return was China Mobile, Ltd., detracting 0.46% from the return of the Fund, and declining 26.99% with an average weight of 1.37%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Nasdaq Junior Biotechnology ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Nasdaq Junior Biotechnology ETF (“IBBJ” or the “Fund”). The following information pertains to the period from inception on August 3, 2020 through December 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Nasdaq Junior Biotechnology Index (the “Index”). The Index is a modified market capitalization weighted index that tracks the performance of small-cap “junior” companies listed on the Nasdaq Stock Market® (“Nasdaq”), which are under $5 billion of market capitalization. They must be classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark (“ICB”). Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for IBBJ increased 38.96% and the NAV increased 38.90%, while the Nasdaq Biotechnology Index increased 9.22% over the same period. The Fund’s Index increased 39.78%. Meanwhile, outstanding shares ended the period at 250,000.

For the current fiscal period, the largest positive contributor to return was Immunomedics, Inc., adding 3.98% to the return of the Fund, gaining 97.75% with an average weighting of 2.48%. The second largest contributor to return was Denali Therapeutics, Inc., adding 2.66% to the return of the Fund, gaining 272.96% with an average weighting 1.49%. The third largest contributor to return was Myokardia, Inc., adding 2.62% to the return of the Fund, gaining 133.25% with an average weighting of 1.81%.

For the current fiscal period, the largest negative contributor to return was Inovio Pharmaceuticals, Inc., detracting 0.87% from the return of the Fund, declining 63.87% with an average weighting of 0.52%. The security contributing second-most negatively GW Pharmaceuticals plc, detracting 0.73% from the return of the Fund, and declining 43.46% with an average weighting of 0.80%. The third largest negative contributor to return was Global Blood Therapeutics, Inc., detracting 0.65% from the return of the Fund, and declining 38.55% with an average weight of 1.05%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen SPAC Derived ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen SPAC Derived ETF (“SPAK” or the “Fund”). The following information pertains to the period from inception on September 30, 2020 through December 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index (the “Index”). The Index is a passive rules-based index that tracks the performance of the common stock of newly listed Special Purpose Acquisition Companies (“SPACs”), ex-warrants, and initial public offerings (“IPOs”) derived from acquisition companies.

The Fund had positive performance during the current fiscal period. The market price for SPAK increased 13.43% and the NAV increased 13.29%, while the S&P 500® Index, a broad market index, increased 12.15% over the same period. The Fund’s Index increased 13.64%. Meanwhile, outstanding shares ended the period at 1,775,000.

For the current fiscal period, the largest positive contributor to return was Virgin Galactic Holdings, Inc., adding 1.39% to the return of the Fund, gaining 23.40% with an average weighting of 5.24%. The second largest contributor to return was Open Lending Corporation - Class A, adding 1.34% to the return of the Fund, gaining 37.10% with an average weighting 4.53%. The third largest contributor to return was Velodyne Lidar, Inc., adding 1.34% to the return of the Fund, gaining 22.10% with an average weighting of 1.94%.

For the current fiscal period, the largest negative contributor to return was DraftKings, Inc. - Class A, detracting 4.69% from the return of the Fund, declining 20.87% with an average weighting of 14.05%. The security contributing second-most negatively Clarivate plc., detracting 0.79% from the return of the Fund, and declining 4.13% with an average weighting of 10.90%. The third largest negative contributor to return was Multiplan Corporation, detracting 0.67% from the return of the Fund, and declining 22.05% with an average weight of 1.85%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance ETFs

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Investing involves risk. Principal loss is possible. As ETFs, the Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Funds are not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Funds are considered to be non-diversified, so they may invest more of their assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing and 5G technologies are only in the exploration stages, and the possible returns are uncertain and may not be realized in the near future.

Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the Funds’ underlying assets and cash at the end of the trading day.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in the Index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Past performance is no guarantee of future results.

The Defiance ETFs are distributed by Foreside Distributors, LLC.

Defiance Quantum ETF

Performance Summary
(Unaudited)

Growth of $10,000

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
9/04/2018
9/30/2018
12/31/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
$17,017
$16,861
$16,835
$13,561
Defiance Quantum ETF – NAV
Defiance Quantum ETF – Market
BlueStar Quantum Computing and Machine Learning Index®
S&P 500® Index

Average Annualized Returns December 31, 2020	One Year	Since Inception (9/4/2018)
Defiance Quantum ETF - NAV	42.01%	25.13%
Defiance Quantum ETF - Market	42.12%	25.21%
BlueStar Quantum Computing and Machine Learning Index®	42.83%	25.71%
S&P 500® Index	18.40%	14.01%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Connectivity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$12,000
$10,000
$8,000
$13,922
$13,799
$13,709
$13,708
3/04/2019
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
Defiance Next Gen Connectivity ETF – NAV
Defiance Next Gen Connectivity ETF – Market
BlueStar 5G Communications Index™
S&P 500® Index

Average Annualized Returns December 31, 2020	One Year	Since Inception (3/4/2019)
Defiance Next Gen Connectivity ETF - NAV	29.77%	18.84%
Defiance Next Gen Connectivity ETF - Market	29.74%	18.84%
BlueStar 5G Communications IndexTM	30.23%	19.27%
S&P 500® Index	18.40%	19.85%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 4, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Nasdaq Junior Biotechnology ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,978
$13,896
$13,890
$10,922
8/03/2020
8/31/2020
9/30/2020
10/31/2020
11/30/2020
12/31/2020
Defiance Nasdaq Junior Biotechnology ETF – NAV
Defiance Nasdaq Junior Biotechnology ETF – Market
Nasdaq Junior Biotechnology Index
Nasdaq Biotechnology Index

Cumulative Returns December 31, 2020	Since Inception (8/3/2020)
Defiance Nasdaq Junior Biotechnology ETF - NAV	38.90%
Defiance Nasdaq Junior Biotechnology ETF - Market	38.96%
Nasdaq Junior Biotechnology Index	39.78%
Nasdaq Biotechnology Index	9.22%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 3, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen SPAC Derived ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$11,000
$10,000
$9,000
$8,000
$11,364
$11,343
$11,329
$11,215
9/30/2020
10/31/2020
11/30/2020
12/31/2020
Defiance Next Gen SPAC Derived ETF – NAV
Defiance Next Gen SPAC Derived ETF – Market
Indxx SPAC & NextGen IPO Index
S&P 500® Index

Cumulative Returns December 31, 2020	Since Inception (9/30/2020)
Defiance Next Gen SPAC Derived ETF - NAV	13.29%
Defiance Next Gen SPAC Derived ETF - Market	13.43%
Indxx SPAC & NextGen IPO Index	13.64%
S&P 500® Index	12.15%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance ETFs

Portfolio Allocations

As of December 31, 2020 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	60.1%
Japan	9.6
Taiwan	8.4
Netherlands	6.8
France	2.6
Republic of Korea	1.5
India	1.4
Ireland	1.4
United Kingdom	1.4
Israel	1.4
Finland	1.3
Switzerland	1.2
Canada	1.2
China	1.2
Short-Term Investments and Other Assets and Liabilities	0.5
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	74.0%
Communication Services	14.3
Real Estate	9.7
Consumer Discretionary	1.0
Industrials	0.7
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of December 31, 2020 (Unaudited) (Continued)

Defiance Nasdaq Junior Biotechnology ETF

Country	Percentage of Net Assets
United States	88.6%
China	3.4
Ireland	2.1
United Kingdom	1.3
Canada	1.2
Spain	0.6
Israel	0.6
Denmark	0.5
Hong Kong	0.4
Netherlands	0.4
Short-Term Investments and Other Assets and Liabilities	0.3
Belgium	0.2
Germany	0.1
France	0.1
Singapore	0.1
Switzerland	0.1
Total	100.0%

Defiance Next Gen SPAC Derived ETF

Sector	Percentage of Net Assets
Special Purpose Acquisition Companies	24.0%
Industrials	23.7
Consumer Discretionary	23.4
Information Technology	7.4
Health Care	6.8
Financials	5.8
Materials	3.3
Consumer Staples	2.6
Communication Services	1.7
Real Estate	0.9
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 5.3%
409	Alphabet, Inc. - Class A (a)	$716,830
244,392	Koninklijke KPN NV	743,681
30,500	Nippon Telegraph & Telephone Corporation	781,517
58,735	Orange SA	699,539
		2,941,567
	Consumer Discretionary — 1.2%
2,806	Alibaba Group Holding, Ltd. - ADR (a)	653,040

	Industrials — 9.2%
6,472	Airbus SE	710,955
3,571	Honeywell International, Inc.	759,552
2,057	Lockheed Martin Corporation	730,194
49,300	Mitsubishi Electric Corporation	743,475
2,456	Northrop Grumman Corporation	748,392
10,183	Raytheon Technologies Corporation	728,186
25,700	Toshiba Corporation	718,141
		5,138,895
	Information Technology — 82.5% (b)
2,985	Accenture plc - Class A	779,712
8,099	Advanced Micro Devices, Inc. (a)(c)	742,759
33,000	Alchip Technologies, Ltd.	729,340
6,401	Alteryx, Inc. - Class A (a)	779,578
8,442	Ambarella, Inc. (a)	775,144
5,338	Analog Devices, Inc. (c)	788,583
8,676	Applied Materials, Inc.	748,739
1,646	ASML Holding NV	800,655
1,649	ASML Holding NV - NY (c)	804,250
85,000	Asustek Computer, Inc.	757,794
8,281	Atos SE	757,691
96,695	BlackBerry, Ltd. (a)	640,585
3,601	BlackBerry, Ltd. (a)	23,875
10,380	Brooks Automation, Inc.	704,283
6,407	Cadence Design Systems, Inc. (a)	874,107
8,684	Cerence, Inc. (a)(c)	872,568
19,056	CEVA, Inc. (a)	867,048
9,372	Cirrus Logic, Inc. (a)	770,378
64,561	Cloudera, Inc. (a)(c)	898,044
5,500	Fujitsu, Ltd.	794,009
66,000	Global Unichip Corporation	796,284
64,338	Hewlett Packard Enterprise Company	762,405
14,642	Intel Corporation	729,464
6,045	International Business Machines Corporation	760,945
	COMMON STOCKS — 99.5% (Continued)
	Information Technology — 82.5% (b) (Continued)
760,542	IQE plc (a)	$763,599
2,901	KLA Corporation (c)	751,098
8,966	Koh Young Technology, Inc.	866,639
1,544	Lam Research Corporation	729,185
17,920	Lattice Semiconductor Corporation (a)(c)	821,094
16,413	Marvell Technology Group, Ltd. (c)	780,274
8,878	Maxim Integrated Products, Inc.	787,035
30,000	MediaTek, Inc.	797,566
5,395	Microchip Technology, Inc.	745,103
10,700	Micron Technology, Inc. (a)	804,426
3,483	Microsoft Corporation	774,689
2,253	MicroStrategy, Inc. - Class A (a)(c)	875,403
5,215	MKS Instruments, Inc.	784,597
19,260	National Instruments Corporation	846,284
13,800	NEC Corporation	740,491
185,990	Nokia Corporation - ADR (c)	727,221
1,396	NVIDIA Corporation	728,991
4,711	NXP Semiconductors NV	749,096
25,710	ON Semiconductor Corporation (a)	841,488
16,696	Onto Innovation, Inc. (a)	793,895
4,984	QUALCOMM, Inc.	759,263
78,900	Renesas Electronics Corporation (a)	824,574
4,728	Splunk, Inc. (a)	803,240
18,423	STMicroelectronics NV - NY (c)	683,862
9,540	Synaptics, Inc. (a)(c)	919,656
3,185	Synopsys, Inc. (a)	825,679
7,602	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR (c)	828,922
19,670	Talend SA - ADR (a)(c)	754,148
34,740	Teradata Corporation (a)(c)	780,608
6,570	Teradyne, Inc. (c)	787,677
4,598	Texas Instruments, Inc.	754,670
29,147	Tower Semiconductor, Ltd. (a)	752,576
21,861	Ultra Clean Holdings, Inc. (a)	680,970
427,000	Via Technologies, Inc. (a)	811,510
141,971	Wipro, Ltd. - ADR (c)	802,136
5,171	Xilinx, Inc.	733,093
		46,168,998
	Materials — 1.3%
26,800	JSR Corporation	746,024

	TOTAL COMMON STOCKS (Cost $44,369,701)	55,648,524

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
205,563	First American Government Obligations Fund - Class X, 0.04% (d)	$205,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $205,563)	205,563
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.5%
10,941,311	Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (d)(e)	10,941,311
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,941,311)	10,941,311

	TOTAL INVESTMENTS — 119.4% (Cost $55,516,575)	66,795,398
	Liabilities in Excess of Other Assets — (19.4)%	(10,854,724)
	NET ASSETS — 100.0%	$55,940,674

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	All or part of this security is on loan as of December 31, 2020. The total value of securities on loan is $10,682,019.
(d)	Rate shown is the annualized seven-day yield as of December 31, 2020.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 14.3%
887,944	AT&T, Inc.	$25,537,269
460,989	CenturyLink, Inc. (a)	4,494,643
31,244	Charter Communications, Inc. - Class A (b)	20,669,468
407,443	KT Corporation - ADR (a)	4,485,947
605,661	Orange SA - ADR (a)	7,183,140
207,486	SK Telecom Company, Ltd. - ADR	5,079,257
174,999	T-Mobile US, Inc. (b)	23,598,615
420,385	Verizon Communications, Inc.	24,697,619
725,674	Vodafone Group plc - ADR (a)	11,959,107
		127,705,065
	Consumer Discretionary — 1.0%
2,714	Amazon.com, Inc. (b)	8,839,308

	Industrials — 0.7%
162,960	Maxar Technologies, Inc. (a)	6,288,627

	Information Technology — 74.0% (c)
553,954	A10 Networks, Inc. (b)	5,461,986
64,133	Acacia Communications, Inc. (b)	4,679,144
314,397	ADTRAN, Inc.	4,643,644
93,722	Advanced Micro Devices, Inc. (b)	8,595,245
249,347	Akamai Technologies, Inc. (a)(b)	26,178,942
230,106	Amdocs, Ltd.	16,321,419
309,536	Analog Devices, Inc. (a)	45,727,753
70,372	Apple, Inc.	9,337,661
26,423	Arista Networks, Inc. (a)(b)	7,677,731
21,639	Broadcom, Inc.	9,474,636
195,087	Calix, Inc. (b)	5,805,789
113,966	CEVA, Inc. (b)	5,185,453
260,520	Ciena Corporation (b)	13,768,482
196,135	Cisco Systems, Inc.	8,777,041
181,179	Clearfield, Inc. (b)	4,478,745
375,838	CommScope Holding Company, Inc. (b)	5,036,229
239,407	Comtech Telecommunications Corporation	4,953,331
180,314	Corning, Inc.	6,491,304
103,958	CSG Systems International, Inc.	4,685,387
145,049	CTS Corporation	4,979,532
97,880	Dell Technologies, Inc. - Class C (b)	7,173,625
736,333	Extreme Networks, Inc. (b)	5,073,334
91,158	F5 Networks, Inc. (b)	16,038,339
56,710	GDS Holdings, Ltd. - ADR (a)(b)	5,310,324
538,097	Hewlett Packard Enterprise Company	6,376,450
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 74.0% (c) (Continued)
67,129	II-VI, Inc. (a)(b)	$5,099,119
547,752	Infinera Corporation (a)(b)	5,740,441
409,983	Inseego Corporation (a)(b)	6,342,437
169,671	Intel Corporation	8,453,009
77,021	InterDigital, Inc.	4,673,634
23,500	IPG Photonics Corporation (b)	5,259,065
245,948	Juniper Networks, Inc.	5,536,290
211,632	Keysight Technologies, Inc. (b)	27,954,471
121,278	Lattice Semiconductor Corporation (b)	5,556,958
1,050,677	Limelight Networks, Inc. (a)(b)	4,192,201
52,794	Lumentum Holdings, Inc. (b)	5,004,871
108,664	MACOM Technology Solutions Holdings, Inc. (a)(b)	5,980,867
409,628	Marvell Technology Group, Ltd. (a)	19,473,715
230,073	Maxim Integrated Products, Inc.	20,395,971
128,547	National Instruments Corporation (a)	5,648,355
525,183	NeoPhotonics Corporation (a)(b)	4,773,914
184,190	NetScout Systems, Inc. (b)	5,050,490
6,688,181	Nokia Corporation - ADR (a)	26,150,788
16,145	NVIDIA Corporation	8,430,919
272,420	NXP Semiconductors NV	43,317,504
103,860	Qorvo, Inc. (b)	17,268,802
288,557	QUALCOMM, Inc.	43,958,773
175,661	Radware, Ltd. (b)	4,874,593
650,218	Ribbon Communications, Inc. (b)	4,265,430
287,135	Sierra Wireless, Inc. (a)(b)	4,195,042
165,740	Skyworks Solutions, Inc.	25,338,331
3,525,482	Telefonaktiebolaget LM Ericsson - ADR	42,129,510
20,122	Ubiquiti, Inc. (a)	5,604,178
353,176	Viavi Solutions, Inc. (b)	5,288,811
45,608	VMware, Inc. - Class A (a)(b)	6,396,978
241,559	Xilinx, Inc.	34,245,819
		658,832,812
	Real Estate — 9.7%
108,923	American Tower Corporation	24,448,857
37,980	CoreSite Realty Corporation	4,758,134
91,215	Crown Castle International Corporation	14,520,516
68,949	CyrusOne, Inc.	5,043,619
46,371	Digital Realty Trust, Inc.	6,469,218
19,936	Equinix, Inc.	14,237,893
75,523	QTS Realty Trust, Inc. - Class A (a)	4,673,363
25,543	SBA Communications Corporation	7,206,447

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 9.7% (Continued)
420,641	Uniti Group, Inc.	$4,934,119
		86,292,166
	TOTAL COMMON STOCKS (Cost $753,727,592)	887,957,978

	SHORT-TERM INVESTMENTS — 0.2%
1,480,144	First American Government Obligations Fund - Class X, 0.04% (d)	1,480,144
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,144)	1,480,144
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.9%
115,053,198	Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (d)(e)	115,053,198
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $115,053,198)	115,053,198

	TOTAL INVESTMENTS — 112.8% (Cost $870,260,934)	1,004,491,320
	Liabilities in Excess of Other Assets — (12.8)%	(114,199,692)
	NET ASSETS — 100.0%	$890,291,628

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or part of this security is on loan as of December 31, 2020. The total value of securities on loan is $112,623,888.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of December 31, 2020.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Health Care — 99.7% (a)
1,645	AC Immune SA (b)	$8,505
3,180	Adaptimmune Therapeutics plc - ADR (b)	17,140
450	Adicet Bio, Inc. (b)	6,322
2,235	Adverum Biotechnologies, Inc. (b)	24,227
1,100	Aeglea BioTherapeutics, Inc. (b)	8,657
1,075	Aerie Pharmaceuticals, Inc. (b)	14,523
2,110	Affimed NV (b)	12,280
1,600	Agios Pharmaceuticals, Inc. (b)	69,328
3,320	Akebia Therapeutics, Inc. (b)	9,296
795	Akero Therapeutics, Inc. (b)	20,511
790	Akouos, Inc. (b)	15,666
1,840	Alector, Inc. (b)	27,839
3,680	Alkermes plc (b)	73,416
1,210	Allakos, Inc. (b)	169,400
3,240	Allogene Therapeutics, Inc. (b)	81,778
1,495	Allovir, Inc. (b)	57,468
760	Altimmune, Inc. (b)	8,573
850	ALX Oncology Holdings, Inc. (b)	73,270
8,890	Amarin Corporation plc - ADR (b)	43,472
6,025	Amicus Therapeutics, Inc. (b)	139,117
1,090	Amphastar Pharmaceuticals, Inc. (b)	21,920
630	AnaptysBio, Inc. (b)	13,545
285	ANI Pharmaceuticals, Inc. (b)	8,276
885	Annexon, Inc. (b)	22,151
1,750	Apellis Pharmaceuticals, Inc. (b)	100,100
810	Applied Molecular Transport, Inc. (b)	24,924
515	Applied Therapeutics, Inc. (b)	11,335
485	Aprea Therapeutics, Inc. (b)	2,386
1,950	Arbutus Biopharma Corporation (b)	6,922
560	Arcturus Therapeutics Holdings, Inc. (b)	24,293
1,000	Arcutis Biotherapeutics, Inc. (b)	28,130
2,070	Ardelyx, Inc. (b)	13,393
1,345	Arena Pharmaceuticals, Inc. (b)	103,336
935	Arvinas, Inc. (b)	79,410
755	Assembly Biosciences, Inc. (b)	4,568
1,785	Atara Biotherapeutics, Inc. (b)	35,040
2,140	Athenex, Inc. (b)	23,668
690	Atreca, Inc. - Class A (b)	11,143
2,940	Aurinia Pharmaceuticals, Inc. (b)	40,660
795	Autolus Therapeutics plc - ADR (b)	7,107
1,460	Avadel Pharmaceuticals plc - ADR (b)	9,753
870	Avidity Biosciences, Inc. (b)	22,202
950	Avrobio, Inc. (b)	13,243
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
855	Axsome Therapeutics, Inc. (b)	$69,657
1,335	Beam Therapeutics, Inc. (b)	108,989
4,120	BioCryst Pharmaceuticals, Inc. (b)	30,694
2,320	BioDelivery Sciences International, Inc. (b)	9,744
825	Black Diamond Therapeutics, Inc. (b)	26,441
1,535	Bluebird Bio, Inc. (b)	66,419
2,825	Bridgebio Pharma, Inc. (b)	200,886
550	Cabaletta Bio, Inc. (b)	6,864
1,620	Calithera Biosciences, Inc. (b)	7,954
1,165	Cara Therapeutics, Inc. (b)	17,626
460	Castle Biosciences, Inc. (b)	30,889
410	Cellectis SA - ADR (b)	11,095
1,590	ChemoCentryx, Inc. (b)	98,453
1,385	Chiasma, Inc. (b)	6,025
890	China Biologic Products Holdings, Inc. (b)	105,118
965	Chinook Therapeutics, Inc. (b)	15,305
2,025	Clovis Oncology, Inc. (b)	9,720
1,380	Codexis, Inc. (b)	30,125
1,655	Coherus Biosciences, Inc. (b)	28,764
795	Collegium Pharmaceutical, Inc. (b)	15,924
1,940	Compugen, Ltd. (b)	23,493
740	Concert Pharmaceuticals, Inc. (b)	9,354
1,090	Constellation Pharmaceuticals, Inc. (b)	31,392
675	Cortexyme, Inc. (b)	18,751
755	Crinetics Pharmaceuticals, Inc. (b)	10,653
1,580	Cymabay Therapeutics, Inc. (b)	9,069
1,625	Cytokinetics, Inc. (b)	33,767
1,060	CytomX Therapeutics, Inc. (b)	6,943
1,305	Deciphera Pharmaceuticals, Inc. (b)	74,476
1,720	Dicerna Pharmaceuticals, Inc. (b)	37,892
300	Eagle Pharmaceuticals, Inc./DE (b)	13,971
1,430	Editas Medicine, Inc. (b)	100,257
890	Eidos Therapeutics, Inc. (b)	117,106
745	Eiger BioPharmaceuticals, Inc. (b)	9,156
465	Enanta Pharmaceuticals, Inc. (b)	19,576
5,345	Endo International plc (b)	38,377
2,330	Epizyme, Inc. (b)	25,304
640	Esperion Therapeutics, Inc. (b)	16,640
2,010	Fate Therapeutics, Inc. (b)	182,769
2,085	FibroGen, Inc. (b)	77,333
1,065	Five Prime Therapeutics, Inc. (b)	18,116
1,155	Flexion Therapeutics, Inc. (b)	13,329

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
945	Forma Therapeutics Holdings, Inc. (b)	$32,980
775	Frequency Therapeutics, Inc. (b)	27,326
630	Fulcrum Therapeutics, Inc. (b)	7,377
955	Fusion Pharmaceuticals, Inc. (b)	11,221
875	G1 Therapeutics, Inc. (b)	15,741
155	Galapagos NV - ADR (b)	15,342
1,175	Gamida Cell, Ltd. (b)	9,858
1,075	Generation Bio Company (b)	30,476
1,075	Genmab AS - ADR (b)	43,709
7,370	Geron Corporation (b)	11,718
1,425	Global Blood Therapeutics, Inc. (b)	61,717
1,755	Gossamer Bio, Inc. (b)	16,971
2,740	Grifols SA - ADR	50,526
690	GW Pharmaceuticals plc - ADR (b)	79,633
3,130	Halozyme Therapeutics, Inc. (b)	133,682
595	Harpoon Therapeutics, Inc. (b)	9,883
1,040	Homology Medicines, Inc. (b)	11,742
1,180	Hutchison China MediTech, Ltd. - ADR (b)	37,784
665	Ideaya Biosciences, Inc. (b)	9,310
555	IGM Biosciences, Inc. (b)	49,001
360	I-Mab - ADR (b)	16,974
475	Immunic, Inc. (b)	7,263
4,370	ImmunoGen, Inc. (b)	28,186
2,265	Immunovant, Inc. (b)	104,620
2,375	Innoviva, Inc. (b)	29,426
3,945	Inovio Pharmaceuticals, Inc. (b)	34,913
535	Inozyme Pharma, Inc. (b)	11,042
2,335	Insmed, Inc. (b)	77,732
1,365	Intellia Therapeutics, Inc. (b)	74,256
765	Intercept Pharmaceuticals, Inc. (b)	18,895
1,840	Intra-Cellular Therapies, Inc. (b)	58,512
3,730	Ironwood Pharmaceuticals, Inc. (b)	42,485
805	iTeos Therapeutics, Inc. (b)	27,225
2,055	IVERIC bio, Inc. (b)	14,200
945	Jounce Therapeutics, Inc. (b)	6,615
3,935	Kadmon Holdings, Inc. (b)	16,330
1,345	Kala Pharmaceuticals, Inc. (b)	9,119
850	Kaleido Biosciences, Inc. (b)	7,735
410	KalVista Pharmaceuticals, Inc. (b)	7,786
1,070	Kamada, Ltd. (b)	6,934
620	Karuna Therapeutics, Inc. (b)	62,986
1,690	Karyopharm Therapeutics, Inc. (b)	26,161
530	Keros Therapeutics, Inc. (b)	37,386
1,130	Kezar Life Sciences, Inc. (b)	5,899
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
740	Kiniksa Pharmaceuticals, Ltd. - ADR (b)	$13,076
1,165	Kodiak Sciences, Inc. (b)	171,150
450	Krystal Biotech, Inc. (b)	27,000
1,300	Kura Oncology, Inc. (b)	42,458
355	Larimar Therapeutics, Inc. (b)	7,601
490	Legend Biotech Corporation - ADR (b)	13,798
370	Ligand Pharmaceuticals, Inc. (b)	36,797
1,065	Luminex Corporation	24,623
1,310	MacroGenics, Inc. (b)	29,947
360	Madrigal Pharmaceuticals, Inc. (b)	40,021
1,110	Magenta Therapeutics, Inc. (b)	8,702
5,335	MannKind Corporation (b)	16,699
700	Marinus Pharmaceuticals, Inc. (b)	8,540
1,030	MediciNova, Inc. (b)	5,418
820	Medpace Holdings, Inc. (b)	114,144
1,010	MeiraGTx Holdings plc (b)	15,291
1,570	Mersana Therapeutics, Inc. (b)	41,778
1,750	Myriad Genetics, Inc. (b)	34,606
1,010	NanoString Technologies, Inc. (b)	67,549
2,490	NantKwest, Inc. (b)	33,192
4,145	Nektar Therapeutics (b)	70,465
985	Neoleukin Therapeutics, Inc. (b)	13,889
630	NextCure, Inc. (b)	6,867
1,585	NGM Biopharmaceuticals, Inc. (b)	48,018
750	Nkarta, Inc. (b)	46,103
890	Nurix Therapeutics, Inc. (b)	29,263
1,640	Ocular Therapeutix, Inc. (b)	33,948
885	Odonate Therapeutics, Inc. (b)	16,992
1,415	Omeros Corporation (b)	20,213
15,525	OPKO Health, Inc. (b)	61,324
1,395	Orchard Therapeutics plc - ADR (b)	6,026
840	ORIC Pharmaceuticals, Inc. (b)	28,434
1,475	Osmotica Pharmaceuticals plc (b)	6,077
1,455	Ovid therapeutics, Inc. (b)	3,361
4,295	Pacific Biosciences of California, Inc. (b)	111,412
995	Pacira BioSciences, Inc. (b)	59,541
700	Pandion Therapeutics, Inc. (b)	10,395
1,050	Paratek Pharmaceuticals, Inc. (b)	6,573
1,045	Passage Bio, Inc. (b)	26,721
2,625	PDL BioPharma, Inc. (b)	6,484
895	Personalis, Inc. (b)	32,766
580	PetIQ, Inc. (b)	22,301

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
465	Phibro Animal Health Corporation - Class A	$9,030
825	Pliant Therapeutics, Inc. (b)	18,744
1,420	Poseida Therapeutics, Inc. (b)	15,577
4,255	Precigen, Inc. (b)	43,401
1,205	Precision BioSciences, Inc. (b)	10,050
785	Prevail Therapeutics, Inc. (b)	18,110
880	Protagonist Therapeutics, Inc. (b)	17,741
915	Prothena Corporation plc (b)	10,989
1,320	Provention Bio, Inc. (b)	22,361
1,565	PTC Therapeutics, Inc. (b)	95,512
915	Puma Biotechnology, Inc. (b)	9,388
1,085	Radius Health, Inc. (b)	19,378
565	RAPT Therapeutics, Inc. (b)	11,159
665	Reata Pharmaceuticals, Inc. - Class A (b)	82,207
860	Redhill Biopharma, Ltd. - ADR (b)	6,949
860	REGENXBIO, Inc. (b)	39,010
2,065	Relay Therapeutics, Inc. (b)	85,821
375	Relmada Therapeutics, Inc. (b)	12,026
845	Repare Therapeutics, Inc. (b)	28,984
1,055	Replimune Group, Inc. (b)	40,248
1,525	Revance Therapeutics, Inc. (b)	43,219
1,525	REVOLUTION Medicines, Inc. (b)	60,375
1,015	Rhythm Pharmaceuticals, Inc. (b)	30,176
4,030	Rigel Pharmaceuticals, Inc. (b)	14,105
1,275	Rocket Pharmaceuticals, Inc. (b)	69,921
1,855	Rubius Therapeutics, Inc. (b)	14,079
1,195	Sage Therapeutics, Inc. (b)	103,379
3,270	Sangamo Therapeutics, Inc. (b)	51,028
770	Scholar Rock Holding Corporation (b)	37,368
2,480	Selecta Biosciences, Inc. (b)	7,514
2,095	Seres Therapeutics, Inc. (b)	51,328
1,875	SIGA Technologies, Inc. (b)	13,631
3,400	Spectrum Pharmaceuticals, Inc. (b)	11,594
625	Spero Therapeutics, Inc. (b)	12,119
1,125	SpringWorks Therapeutics, Inc. (b)	81,585
830	Stoke Therapeutics, Inc. (b)	51,402
2,035	Summit Therapeutics, Inc. (b)	9,565
1,210	Supernus Pharmaceuticals, Inc. (b)	30,444
965	Surface Oncology, Inc. (b)	8,917
900	Sutro Biopharma, Inc. (b)	19,539
940	Syndax Pharmaceuticals, Inc. (b)	20,906
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 99.7% (a) (Continued)
1,050	Syros Pharmaceuticals, Inc. (b)	$11,393
765	TCR2 Therapeutics, Inc. (b)	23,661
7,050	TherapeuticsMD, Inc. (b)	8,531
1,465	Theravance Biopharma, Inc. (b)	26,033
1,720	Translate Bio, Inc. (b)	31,700
1,170	Travere Therapeutics, Inc. (b)	31,888
1,165	Tricida, Inc. (b)	8,213
1,110	Turning Point Therapeutics, Inc. (b)	135,254
1,040	Twist Bioscience Corporation (b)	146,942
1,025	uniQure NV - (b)	37,033
1,215	UNITY Biotechnology, Inc. (b)	6,367
505	UroGen Pharma, Ltd. (b)	9,100
1,255	Vanda Pharmaceuticals, Inc. (b)	16,491
1,180	Vaxcyte, Inc. (b)	31,353
1,330	Veracyte, Inc. (b)	65,090
3,900	Verastem, Inc. (b)	8,307
1,260	Viela Bio, Inc. (b)	45,322
2,920	Vir Biotechnology, Inc. (b)	78,198
860	Voyager Therapeutics, Inc. (b)	6,149
3,850	VYNE Therapeutics, Inc. (b)	6,083
1,120	WaVe Life Sciences, Ltd. (b)	8,814
670	XBiotech, Inc. (b)	10,486
1,320	Xencor, Inc. (b)	57,592
805	Xenon Pharmaceuticals, Inc. (b)	12,381
1,155	Xeris Pharmaceuticals, Inc. (b)	5,683
930	Y-mAbs Therapeutics, Inc. (b)	46,044
1,275	Zai Lab, Ltd. - ADR (b)	172,559
930	Zentalis Pharmaceuticals, Inc. (b)	48,304
4,915	ZIOPHARM Oncology, Inc. (b)	12,386
1,275	Zogenix, Inc. (b)	25,487
		8,582,672
	TOTAL COMMON STOCKS (Cost $7,556,180)	8,582,672

	CONTINGENT VALUE RIGHTS — 0.0% (c)
43	Adicet Bio, Inc. (b)(d)(e)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
21,608	First American Government Obligations Fund - Class X, 0.04% (f)	$21,608
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,608)	21,608

	TOTAL INVESTMENTS — 100.0% (Cost $7,577,788)	8,604,280
	Other Assets in Excess of Liabilities — 0.0% (c)	2,316
	NET ASSETS — 100.0%	$8,606,596

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(f)	Rate shown is the annualized seven-day yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 75.6%
	Communication Services — 1.7%
18,859	Advantage Solutions, Inc. (a)	$248,373
18,281	CuriosityStream, Inc. (a)	255,020
18,701	Skillz, Inc. (a)	374,020
		877,413
	Consumer Discretionary — 23.4%
39,326	Accel Entertainment, Inc. (a)	397,193
16,340	Arko Corporation (a)	147,060
5,947	Betterware de Mexico SAB de CV	203,090
101,638	DraftKings, Inc. - Class A (a)	4,732,265
16,389	Fisker, Inc. (a)	240,099
13,960	Golden Nugget Online Gaming, Inc. (a)	275,012
19,984	Lordstown Motors Corporation - Class A (a)	400,879
16,178	Luminar Technologies, Inc. (a)	550,052
40,531	OneSpaWorld Holdings, Ltd.	410,984
14,274	Porch Group, Inc. (a)	203,690
17,274	QuantumScape Corporation (a)	1,458,789
14,080	Rush Street Interactive, Inc. (a)	304,832
27,620	Shift Technologies, Inc. (a)	228,417
94,146	Vivint Smart Home, Inc. (a)	1,953,530
16,178	XL Fleet Corporation (a)	383,904
		11,889,796
	Consumer Staples — 2.6%
26,023	HF Foods Group, Inc. (a)	195,693
11,592	Tattooed Chef, Inc. (a)	265,341
26,445	Utz Brands, Inc.	583,377
26,071	Whole Earth Brands, Inc. (a)	284,174
		1,328,585
	Financials — 5.8%
89,552	Broadmark Realty Capital, Inc.	913,431
15,819	GCM Grosvenor, Inc. - Class A (a)	210,709
51,395	Open Lending Corporation - Class A (a)	1,796,769
		2,920,909
	Health Care — 6.8%
12,261	AdaptHealth Corporation (a)	460,523
21,701	Cerevel Therapeutics Holdings, Inc. (a)	359,803
15,746	DermTech, Inc. (a)	510,800
44,047	Immatics NV (a)	475,267
19,839	Immunovant, Inc. (a)	916,363
74,687	Multiplan Corporation (a)	596,749
16,291	SOC Telemed, Inc. (a)	127,722
		3,447,227
	COMMON STOCKS — 75.6% (Continued)
	Industrials — 23.7%
129,558	Clarivate plc (a)	$3,849,168
15,758	Desktop Metal, Inc. - Class A (a)	271,038
11,892	Eos Energy Enterprises, Inc. (a)	247,829
104,701	Hyliion Holdings Corporation (a)	1,725,472
28,337	Nesco Holdings, Inc. (a)	208,844
46,976	PAE, Inc. (a)	431,240
16,099	Romeo Power, Inc. (a)	362,066
152,849	Vertiv Holdings Company	2,853,691
87,814	Virgin Galactic Holdings, Inc. (a)	2,083,826
		12,033,174
	Information Technology — 7.4%
19,101	Global Blue Group Holding AG (a)	248,313
19,441	Grid Dynamics Holdings, Inc. (a)	244,956
21,317	Kaleyra, Inc. (a)	210,186
30,971	Paya Holdings, Inc. - Class A (a)	420,586
42,986	Repay Holdings Corporation (a)	1,171,368
15,461	Triterras, Inc. - Class A (a)	170,535
55,541	Velodyne Lidar, Inc. (a)	1,267,446
		3,733,390
	Materials — 3.3%
15,091	Danimer Scientific, Inc. (a)	354,789
44,220	Hycroft Mining Holding Corporation (a)	347,127
13,422	MP Materials Corporation (a)	431,786
39,021	Ranpak Holdings Corporation (a)	524,442
		1,658,144
	Real Estate — 0.9%
11,220	Opendoor Technologies, Inc. (a)	255,031
34,938	Ucommune International, Ltd. - Class A (a)	220,808
		475,839
	TOTAL COMMON STOCKS (Cost $35,491,690)	38,364,477

	SPECIAL PURPOSE ACQUISITION COMPANIES — 24.0%
16,154	Acamar Partners Acquisition Corporation - Class A (a)	180,925
15,942	Apex Technology Acquisition Corporation - Class A (a)	239,289
20,055	Apollo Strategic Growth Capital - Class A (a)	208,773
19,922	Artius Acquisition, Inc. - Class A (a)	211,771
20,288	Avanti Acquisition Corporation - Class A (a)	208,561
15,896	Canoo, Inc. (a)	219,365

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 24.0% (Continued)
16,275	CC Neuberger Principal Holdings I - Class A (a)	$176,421
20,307	CC Neuberger Principal Holdings II - Class A (a)	211,193
16,340	CHP Merger Corporation - Class A (a)	167,648
18,701	Churchill Capital Corporation II - Class A (a)	193,555
27,221	Churchill Capital Corporation IV - Class A (a)	272,482
7,316	CIIG Merger Corporation - Class A (a)	205,726
16,878	CITIC Capital Acquisition Corporation - Class A (a)	176,881
19,533	Cohn Robbins Holdings Corporation - Class A (a)	203,339
16,356	Crescent Acquisition Corporation - Class A (a)	170,920
15,009	Dragoneer Growth Opportunities Corporation - Class A (a)	199,169
20,386	E.Merge Technology Acquisition Corporation - Class A (a)	208,549
20,893	East Resources Acquisition Company - Class A (a)	212,064
28,051	Foley Trasimene Acquisition Corporation - Class A (a)	313,610
19,292	Foley Trasimene Acquisition Corporation II - Class A (a)	291,309
18,533	Fusion Acquisition Corporation - Class A (a)	209,423
14,236	GigCapital3, Inc. (a)	187,630
16,488	Gores Holdings IV, Inc. - Class A (a)	216,487
18,951	GS Acquisition Holdings Corporation II - Class A (a)	206,566
15,896	GX Acquisition Corporation - Class A (a)	174,856
19,865	Hudson Executive Investment Corporation - Class A (a)	214,741
16,588	InterPrivate Acquisition Corporation (a)	241,189
18,701	Jaws Acquisition Corporation - Class A (a)	250,780
16,291	Juniper Industrial Holdings, Inc. - Class A (a)	174,477
16,809	Longview Acquisition Corporation - Class A (a)	332,650
	SPECIAL PURPOSE ACQUISITION COMPANIES — 24.0% (Continued)
16,259	Oaktree Acquisition Corporation - Class A (a)	$237,381
19,975	Osprey Technology Acquisition Corporation - Class A (a)	209,138
32,875	Pershing Square Tontine Holdings, Ltd. - Class A (a)	911,295
19,106	RedBall Acquisition Corporation - Class A (a)	208,064
17,734	Reinvent Technology Partners - Class A (a)	205,005
19,533	Replay Acquisition Corporation (a)	203,143
16,259	Silver Spike Acquisition Corporation - Class A (a)	207,627
22,441	Social Capital Hedosophia Holdings Corporation III - Class A (a)	376,336
16,586	Social Capital Hedosophia Holdings Corporation V - Class A (a)	206,330
16,482	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	202,729
12,351	South Mountain Merger Corporation - Class A (a)	199,222
11,163	Stable Road Acquisition Corporation - Class A (a)	200,487
9,412	Star Peak Energy Transition Corporation - Class A (a)	192,570
16,655	Sustainable Opportunities Acquisition Corporation - Class A (a)	179,208
11,748	Switchback Energy Acquisition Corporation (a)	470,860
20,268	Tailwind Acquisition Corporation - Class A (a)	210,585
16,194	Thunder Bridge Acquisition II, Ltd. - Class A (a)	214,085
7,253	TPG Pace Beneficial Finance Corporation - Class A (a)	187,635
19,176	Trebia Acquisition Corporation - Class A (a)	206,909
16,099	Tuscan Holdings Corporation (a)	275,293
19,569	TWC Tech Holdings II Corporation - Class A (a)	206,062
17,483	VG Acquisition Corporation - Class A (a)	199,831
		12,190,144
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $11,203,332)	12,190,144

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2020 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
213,980	First American Government Obligations Fund - Class X, 0.04% (b)	$213,980
	TOTAL SHORT-TERM INVESTMENTS (Cost $213,980)	213,980

	TOTAL INVESTMENTS — 100.0% (Cost $46,909,002)	50,768,601
	Liabilities in Excess of Other Assets — 0.0% (c)	(21,455)
	NET ASSETS — 100.0%	$50,747,146

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2020.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2020

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF	Defiance Next Gen SPAC Derived ETF
ASSETS
Investments in securities, at value * + (Note 2)	$66,795,398	$1,004,491,320	$8,604,280	$50,768,601
Receivable for securities sold	141,139	—	—	9,537,020
Receivable for capital shares sold	—	—	1,756,415	—
Dividends and interest receivable	17,188	975,739	89	8,191
Reclaims receivable	3,850	42,588	—	—
Securities lending receivable	552	41,781	—	—
Cash	286	611	—	—
Other receivables	—	—	52	—
Total assets	66,958,413	1,005,552,039	10,360,836	60,313,812

LIABILITIES
Collateral received for securities loaned (Note 4)	10,941,311	115,053,198	—	—
Payable for securities purchased	58,639	—	1,751,611	9,552,386
Management fees payable	17,789	207,213	2,629	14,280
Total liabilities	11,017,739	115,260,411	1,754,240	9,566,666

NET ASSETS	$55,940,674	$890,291,628	$8,606,596	$50,747,146

Net Assets Consist of:
Paid-in capital	$44,729,941	$765,768,709	$7,579,050	$48,656,206
Total distributable earnings (accumulated deficit)	$11,210,733	$124,522,919	$1,027,546	$2,090,940
Net assets	$55,940,674	$890,291,628	$8,606,596	$50,747,146

Net Asset Value:
Net assets	$55,940,674	$890,291,628	$8,606,596	$50,747,146
Shares outstanding ^	1,350,000	26,500,000	250,000	1,775,000
Net asset value, offering and redemption price per share	$41.44	$33.60	$34.43	$28.59

* Identified cost:
Investments in securities	$55,516,575	$870,260,934	$7,577,788	$46,909,002

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $10,682,019, $112,623,888, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2020

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF (1)	Defiance Next Gen SPAC Derived ETF (2)
INCOME
Dividends *	$356,673	$6,417,260	$423	$18,629
Interest	221	3,164	4	13
Securities lending income, net (Note 4)	2,418	230,901	—	—
Total investment income	359,312	6,651,325	427	18,642

EXPENSES
Management fees	129,763	1,205,029	8,378	29,284
Total expenses	129,763	1,205,029	8,378	29,284
Net investment income (loss)	229,549	5,446,296	(7,951)	(10,642)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	4,457,784	4,957,822	664,072	(1,783,336)
Foreign currency	(12,859)	—	—	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	9,096,739	131,041,762	1,026,492	3,859,599
Foreign currency	782	—	—	—
Net realized and unrealized gain (loss) on investments	13,542,446	135,999,584	1,690,564	2,076,263
Net increase (decrease) in net assets resulting from operations	$13,771,995	$141,445,880	$1,682,613	$2,065,621

(1)	The Fund commenced operations on August 3, 2020. The information presented is for the period from August 3, 2020 to December 31, 2020.
(2)	The Fund commenced operations on September 30, 2020. The information presented is for the period from September 30, 2020 to December 31, 2020.
*	Net of foreign withholding taxes of $24,695, $175,061, $89 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$229,549	$64,267
Net realized gain (loss) on investments and foreign currency	4,444,925	(17,398)
Change in unrealized appreciation (depreciation) on investments and foreign currency	9,097,521	2,628,587
Net increase (decrease) in net assets resulting from operations	13,771,995	2,675,456

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(221,124)	(63,308)
Total distributions to shareholders	(221,124)	(63,308)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,659,285	14,949,515
Payments for shares redeemed	(11,832,470)	—
Transaction fees (Note 7)	4,983	2,849
Net increase (decrease) in net assets derived from capital share transactions (a)	21,831,798	14,952,364
Net increase (decrease) in net assets	$35,382,669	$17,564,512

NET ASSETS
Beginning of year	$20,558,005	$2,993,493
End of year	$55,940,674	$20,558,005

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	950,000	550,000
Redemptions	(300,000)	—
Net increase (decrease)	650,000	550,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Period Ended December 31, 2019 (1)
OPERATIONS
Net investment income (loss)	$5,446,296	$925,694
Net realized gain (loss) on investments	4,957,822	2,713,408
Change in unrealized appreciation (depreciation) on investments	131,041,762	3,188,624
Net increase (decrease) in net assets resulting from operations	141,445,880	6,827,726

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,446,296)	(938,468)
Tax return of capital to shareholders	(407,082)	—
Total distributions to shareholders	(5,853,378)	(938,468)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	615,223,530	183,149,160
Payments for shares redeemed	(22,985,155)	(26,577,860)
Transaction fees (Note 7)	193	—
Net increase (decrease) in net assets derived from capital share transactions (a)	592,238,568	156,571,300
Net increase (decrease) in net assets	$727,831,070	$162,460,558

NET ASSETS
Beginning of year/period	$162,460,558	$—
End of year/period	$890,291,628	$162,460,558

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	21,050,000	7,250,000
Redemptions	(750,000)	(1,050,000)
Net increase (decrease)	20,300,000	6,200,000

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Statement of Changes in Net Assets

Period Ended December 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$(7,951)
Net realized gain (loss) on investments	664,072
Change in unrealized appreciation (depreciation) on investments	1,026,492
Net increase (decrease) in net assets resulting from operations	1,682,613

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(59,962)
Total distributions to shareholders	(59,962)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,743,625
Payments for shares redeemed	(1,759,680)
Net increase (decrease) in net assets derived from capital share transactions (a)	6,983,945
Net increase (decrease) in net assets	$8,606,596

NET ASSETS
Beginning of period	$—
End of period	$8,606,596

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	300,000
Redemptions	(50,000)
Net increase (decrease)	250,000

(1)	The Fund commenced operations on August 3, 2020. The information presented is for the period from August 3, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Statement of Changes in Net Assets

Period Ended December 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$(10,642)
Net realized gain (loss) on investments	(1,783,336)
Change in unrealized appreciation (depreciation) on investments	3,859,599
Net increase (decrease) in net assets resulting from operations	2,065,621

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	51,598,750
Payments for shares redeemed	(2,917,278)
Transaction fees (Note 7)	53
Net increase (decrease) in net assets derived from capital share transactions (a)	48,681,525
Net increase (decrease) in net assets	$50,747,146

NET ASSETS
Beginning of period	$—
End of period	$50,747,146

(a)	A summary of capital share transactions is as follows:

Shares
Subscriptions	1,900,000
Redemptions	(125,000)
Net increase (decrease)	1,775,000

(1)	The Fund commenced operations on September 30, 2020. The information presented is for the period from September 30, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2020	Year Ended December 31, 2019		Period Ended December 31, 2018 (1)
Net asset value, beginning of year/period	$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments	12.06	9.36		(5.05)
Total from investment operations	12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.19)	(0.18)		(0.03)
From realized gains	(0.02)	—		—
Tax return of capital to shareholders	—	—		(0.01)
Total distributions	(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00 (3)	0.01		0.00	(3)

Net asset value, end of year/period	$41.44	$29.37		$19.96

Total return	42.01%	48.20%		-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40%	0.40	%(5)	0.65	%(6)
Net investment income (loss) to average net assets	0.71%	0.87%		0.70	%(6)
Portfolio turnover rate (7)	40%	45%		22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31, 2020	Period Ended December 31, 2019 (1)
Net asset value, beginning of year/period	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.38	0.25
Net realized and unrealized gain (loss) on investments	7.35	1.15
Total from investment operations	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.31)	(0.20)
Tax return of capital to shareholders	(0.02)	—
Total distributions	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00 (3)	—

Net asset value, end of year/period	$33.60	$26.20

Total return	29.77%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30	%(5)
Net investment income (loss) to average net assets	1.35%	1.22	%(5)
Portfolio turnover rate (6)	28%	54	%(4)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq Junior Biotechnology ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.05)
Net realized and unrealized gain (loss) on investments	9.78
Total from investment operations	9.73

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains	(0.30)
Total distributions	(0.30)

Net asset value, end of period	$34.43

Total return	38.90	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(4)
Net investment income (loss) to average net assets	-0.43	%(4)
Portfolio turnover rate (5)	66	%(3)

(1)	Commencement of operations on August 3, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$25.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments	3.36
Total from investment operations	3.35

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00	(3)

Net asset value, end of period	$28.59

Total return	13.29	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$50,747

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(5)
Net investment income (loss) to average net assets	-0.16	%(5)
Portfolio turnover rate (6)	64	%(4)

(1)	Commencement of operations on September 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

December 31, 2020

NOTE 1 – ORGANIZATION

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Nasdaq Junior Biotechnology ETF and Defiance Next Gen SPAC Derived ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return, before fees and expenses, of the BlueStar 5G Communications IndexTM. The investment objective of Defiance Nasdaq Junior Biotechnology ETF is to track the total return, before fees and expenses, of the Nasdaq Junior Biotechnology Index. The investment objective of Defiance Next Gen SPAC Derived ETF is to track the total return, before fees and expenses, of the Indxx SPAC & NextGen IPO Index. Defiance Quantum ETF commenced operations on September 4, 2018, Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019, Defiance Nasdaq Junior Biotechnology ETF commenced operations on August 3, 2020 and Defiance Next Gen SPAC Derived ETF commenced operations on September 30, 2020.

The end of the reporting period for the Funds is December 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal period from January 1, 2020 through December 31, 2020 for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF, the period from August 3, 2020 through December 31, 2020 for Defiance Nasdaq Junior Biotechnology ETF and the period from September 30, 2020 through December 31, 2020 for Defiance Next Gen SPAC Derived ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, special purchase acquisition companies (“SPAC”) and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$55,648,524	$—	$—	$55,648,524
Short-Term Investments	205,563	—	—	205,563
Investments Purchased with Proceeds from Securities Lending	—	10,941,311	—	10,941,311
Total Investments in Securities, at value	$55,854,087	$10,941,311	$—	$66,795,398

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$887,957,978	$—	$—	$887,957,978
Short-Term Investments	1,480,144	—	—	1,480,144
Investments Purchased with Proceeds from Securities Lending	—	115,053,198	—	115,053,198
Total Investments in Securities, at value	$889,438,122	$115,053,198	$—	$1,004,491,320

Defiance Nasdaq Junior Biotechnology ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$8,576,188	$6,484	$—		$8,582,672
Contingent Value Rights	—	—	0	(1)	0	(1)
Short-Term Investments	21,608	—	—		21,608
Total Investments in Securities, at value	$8,597,796	$6,484	$0	(1)	$8,604,280

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

Defiance Next Gen SPAC Derived ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,364,477	$—	$—	$38,364,477
Special Purpose Acquisition Companies	12,190,144	—	—	12,190,144
Short-Term Investments	213,980	—	—	213,980
Total Investments in Securities, at value	$50,768,601	$—	$—	$50,768,601

^	See Schedule of Investments for breakout of investments by sector classification.
(1)	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(4,370,561)	$4,370,561
Defiance Next Gen Connectivity ETF	(9,523,796)	9,523,796
Defiance Nasdaq Junior Biotechnology ETF	(595,105)	595,105
Defiance Next Gen SPAC Derived ETF	25,319	(25,319)

During the fiscal period ended December 31, 2020, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$4,370,561
Defiance Next Gen Connectivity ETF	9,523,796
Defiance Nasdaq Junior Biotechnology ETF	595,105
Defiance Next Gen SPAC Derived ETF	(25,319)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. Defiance Quantum ETF pays the Adviser 0.40% at an annual rate based on the Fund’s average daily net assets. Defiance Next Gen Connectivity ETF pays the Adviser 0.30% at an annual rate based on the Fund’s average daily net assets. Defiance Nasdaq Junior Biotechnology ETF and Defiance Next Gen SPAC Derived ETF each pay the Adviser 0.45% at an annual rate based on the Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$10,682,019	$10,941,311
Defiance Next Gen Connectivity ETF	112,623,888	115,053,198

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Defiance Quantum ETF	$2,418
Defiance Next Gen Connectivity ETF	230,901

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$16,097,911	$12,885,747
Defiance Next Gen Connectivity ETF	136,975,316	113,967,082
Defiance Nasdaq Junior Biotechnology ETF	3,332,958	3,394,345
Defiance Next Gen SPAC Derived ETF	15,479,049	15,411,964

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$29,705,915	$11,356,484
Defiance Next Gen Connectivity ETF	590,050,187	22,614,906
Defiance Nasdaq Junior Biotechnology ETF	8,701,096	1,747,548
Defiance Next Gen SPAC Derived ETF	51,315,350	2,904,076

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

During the current fiscal period, the Funds paid brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser, as follows:

Defiance Quantum ETF	$444
Defiance Next Gen Connectivity ETF	3,047
Defiance Nasdaq Junior Biotechnology ETF	—
Defiance Next Gen SPAC Derived ETF	—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2020 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Nasdaq Junior Biotechnology ETF	Defiance Next Gen SPAC Derived ETF
Tax cost of investments	$55,705,572	$875,012,045	$7,704,242	$49,126,497
Gross tax unrealized appreciation	$11,792,037	$145,775,572	$1,345,705	$5,222,007
Gross tax unrealized depreciation	(702,029)	(16,296,737)	(445,667)	(3,579,903)
Net tax unrealized appreciation (depreciation)	11,090,008	129,478,835	900,038	1,642,104
Undistributed ordinary income	20,905	—	127,508	448,836
Undistributed long-term capital gain	99,820	—	—	—
Other accumulated gain (loss)	—	(4,955,916)	—	—
Distributable earnings (accumulated deficit)	$11,210,733	$124,522,919	$1,027,546	$2,090,940

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized gains on investments in passive foreign investment companies.

For the fiscal year/period ended December 31, 2020, the Funds had no post-October capital losses and no late-year ordinary losses.

As of December 31, 2020, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$—	$—
Defiance Next Gen Connectivity ETF	1,839,504	3,116,412
Defiance Nasdaq Junior Biotechnology ETF	—	—
Defiance Next Gen SPAC Derived ETF	—	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2020, were as follows:

	Ordinary Income	Return of Capital
Defiance Quantum ETF	$221,124	$—
Defiance Next Gen Connectivity ETF	5,446,296	407,082
Defiance Nasdaq Junior Biotechnology ETF	59,962	—
Defiance Next Gen SPAC Derived ETF	—	—

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

The tax character of distributions paid by the Defiance Quantum ETF and Defiance Next Gen Connectivity ETF during the fiscal year/period ended December 31, 2019 was $63,308 and $938,468 of ordinary income, respectively.

NOTE 7 – SHARE TRANSACTIONS

Shares of Defiance Quantum ETF, Defiance Next Gen Connectivity ETF and Defiance Next Gen SPAC Derived ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Shares of Defiance Nasdaq Junior Biotechnology ETF are listed and traded on The Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of shares, called “Creation Units.” The Funds generally issue Creation Units in blocks of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

Defiance ETFs

Notes to Financial Statements
December 31, 2020 (Continued)

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Biotechnology Investment Risk. (Defiance Nasdaq Junior Biotechnology ETF) The success of biotechnology companies is highly dependent on the development, procurement and/or marketing of drugs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of biotechnology companies may be affected significantly by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and development and other costs associated with developing or procuring new drugs, products or technologies and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable and may not necessarily lead to commercially successful products. Governmental regulation may delay or inhibit the release of new products, and the process for obtaining regulatory approval for products is long, costly, and unpredictable. Biotechnology companies may be adversely affected by government regulation and changes in reimbursement rates. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products.

Associated Risks of SPAC-Derived Companies. (Defiance Next Gen SPAC Derived ETF) The Fund invests in companies that are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock.

Defiance ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Quantum ETF	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, and for the period from September 4, 2018 (commencement of operations) through December 31, 2018
Defiance Next Gen Connectivity ETF	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period from March 4, 2019 (commencement of operations) through December 31, 2019
Defiance Nasdaq Junior Biotechnology ETF	For the period from August 3, 2020 (commencement of operations) through December 31, 2020
Defiance Next Gen SPAC Derived ETF	For the period from September 30, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Defiance ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2021

Defiance ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

Defiance ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

Defiance ETFs

Expense Examples

For the Period Ended December 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,347.20	$2.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.13	$2.03

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,239.70	$1.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.63	$1.53

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Period Ended December 31, 2020 (Continued)

Defiance Nasdaq Junior Biotechnology ETF

	Beginning Account Value August 3, 2020(3)	Ending Account Value December 31, 2020	Expenses Paid During the Period
Actual	$1,000.00	$1,389.00	$2.20(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.87	$2.29(5)

(3)	Fund commencement.
(4)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 150/366, to reflect the period.

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

Defiance Next Gen SPAC Derived ETF

	Beginning Account Value September 30, 2020(6)	Ending Account Value December 31, 2020	Expenses Paid During the Period
Actual	$1,000.00	$1,132.90	$1.21(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.87	$2.29(8)

(6)	Fund commencement.
(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 92/366, to reflect the period.

(8)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory and Sub-Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC, (the “Adviser”), and the Trust, on behalf of the Defiance Next Gen Connectivity ETF, Defiance Quantum ETF, and Defiance Nasdaq Junior Biotechnology ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Defiance Next Gen Connectivity ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but had trailed the performance of the S&P 500 Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had underperformed the median for funds in the universe of U.S. Technology ETFs and U.S. Communications ETFs as reported by Morningstar (the “Category Peer Group”), but significantly outperformed the S&P 500 Index. The Board also noted that the Category Peer Group was comprised of a broad variety of thematic index funds covering a variety of industries, including cloud computing, semiconductors, cybersecurity, financial technologies, and telecommunications, and thus, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s performance and draw meaningful conclusions.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory and Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Defiance Quantum ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, and outperformed the S&P 500 Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had outperformed the median for funds in the universe of U.S. Technology ETFs as reported by Morningstar (the “Category Peer Group”), and significantly outperformed the S&P 500 Index.

Defiance Nasdaq Junior Biotechnology ETF: The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and to the most direct competitors as identified by the Adviser (the “Selected Peer Group”) as follows:

Defiance Next Gen Connectivity ETF: The Board noted that the expense ratio for the Fund was significantly lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was significantly lower than the expense ratio for each fund in the Fund’s Selected Peer Group.

Defiance Quantum ETF: The Board noted that the expense ratio for the Fund was significantly lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was lower than the expense ratio for each fund in the Fund’s Selected Peer Group.

Defiance Nasdaq Junior Biotechnology ETF: The Board noted that the proposed expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s proposed expense ratio was within the range of expense ratios for the Fund’s Selected Peer Group.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Defiance Next Gen SPAC Derived ETF

Approval of Advisory and Sub-Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Next Gen SPAC Derived ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the proposed expense ratio for the Fund and compared it to the universe of U.S. Mid-Cap Growth ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for the Fund was in line with the median of the Category Peer Group and lower than that of the most direct competitor to the Fund as identified by the Adviser. The Board noted that the Fund would be the first ETF specifically focused on special purpose acquisition companies, and consequently, no peer funds existed with a substantially similar investment strategy. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy as a passively-managed fund.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing

Defiance Next Gen SPAC Derived ETF

Approval of Advisory and Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

(12b- 1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust and other funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size and noted that the proposed fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pay the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee

Defiance Next Gen SPAC Derived ETF

Approval of Advisory and Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

schedule would accrue to the Adviser, rather than the Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance Nasdaq Junior Biotechnology ETF

Approval of Advisory and Sub-Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9-10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Sub-Advisory Agreement (the “Agreement”) between Defiance ETFs, LLC (the “Adviser” or “Defiance”), the Trust, on behalf of the Defiance Nasdaq Junior Biotechnology ETF (the “Fund”), and Penserra Capital Management, LLC (the “Sub-Adviser” or “Penserra”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials provided by the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Sub-Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services to be rendered to the Fund.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written information and updates on the Sub-Adviser over the course of the year, and the Board considered that information as part of the Materials in its evaluation of the firm’s fees and other aspects of the Agreement. The Board then discussed the Materials and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Fund, as well as other series of the Trust. The Board noted the responsibilities that Penserra would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by Defiance to Penserra for its services to the Fund. The Board considered the fees to be paid to Penserra would be paid by Defiance from the fee Defiance received from the Fund and noted that the fee reflected an arm’s-length negotiation between Defiance and Penserra based on the nature and expected size of the Fund. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board noted that Penserra has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, Penserra would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s profitability with respect to the Fund.

Defiance Nasdaq Junior Biotechnology ETF

APPROVAL OF Advisory and SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	99.88%
Defiance Nasdaq Junior Biotechnology ETF	0.98%
Defiance Next Gen SPAC Derived ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2020 was as follows:

Defiance Quantum ETF	90.24%
Defiance Next Gen Connectivity ETF	69.16%
Defiance Nasdaq Junior Biotechnology ETF	0.06%
Defiance Next Gen SPAC Derived ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	10.07%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Nasdaq Junior Biotechnology ETF	100.00%
Defiance Next Gen SPAC Derived ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

Adviser

Defiance ETFs, LLC
311 West 43rd Street, 12th Floor
New York, New York 10036

Sub-Adviser

Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider (QTUM & FIVG)

BlueStar Global Investors, LLC
d/b/a Bluestar Indexes
1350 Avenue of the Americas, 4th Floor
New York, New York 10019

Index Provider (IBBJ)

Nasdaq Global Indexes
151 West 42nd Street
New York, New York 10036

Index Provider (SPAK)

Indxx, LLC
470 Park Avenue South, Floor 8 South
New York, New York, 10016

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289
Defiance Nasdaq Junior Biotechnology ETF Symbol – IBBJ CUSIP – 26922A149	Defiance Next Gen SPAC Derived ETF Symbol – SPAK CUSIP – 26922A204

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Quantum ETF

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$ 14,500	$ 14,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

Defiance Next Gen Connectivity ETF

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Defiance Nasdaq Junior Biotechnology ETF

FYE 12/31/2020
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

Defiance Next Gen SPAC ETF

FYE 12/31/2020
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Defiance Quantum ETF

	FYE 12/31/2020	FYE 12/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen Connectivity ETF

	FYE 12/31/2020	FYE 12/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Nasdaq Junior Biotechnology ETF

FYE 12/31/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Next Gen SPAC ETF

FYE 12/31/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Defiance Quantum ETF

Non-Audit Related Fees	FYE 12/31/2020	FYE 12/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen Connectivity ETF

Non-Audit Related Fees	FYE 12/31/2020	FYE 12/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Nasdaq Junior Biotechnology ETF

Non-Audit Related Fees	FYE 12/31/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Next Gen SPAC ETF

Non-Audit Related Fees	FYE 12/31/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/29/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/29/2021

*	Print the name and title of each signing officer under his or her signature.